Shareholders’ Equity (Details Narrative) - USD ($)													1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2022	Dec. 08, 2022	Sep. 24, 2022	Jul. 15, 2022	May 16, 2022	May 09, 2022	Mar. 17, 2022	Sep. 24, 2021	Jul. 01, 2021	May 17, 2021	Mar. 21, 2021	Mar. 17, 2021	Feb. 28, 2023	Jan. 31, 2023	Oct. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 08, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2022	Sep. 01, 2022	Dec. 01, 2021	Jul. 13, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																100,000,000		100,000,000				100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share																$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized																1,000,000		1,000,000				1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share																$ 0.0001		$ 0.0001				$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding																12,419,155		12,419,155				11,899,865	10,995,066
Warrant exercise price																						$ 11.78	$ 8.84
Proceeds from exercise of warrants																		$ 114,000	$ 1,558,000			$ 1,558,000
Number of warrant issued													21,206	21,206								91,611	1,218,506
Warrants and Rights Outstanding																						$ 2,059,334
Aggregate value of common stock																	$ 1,425,000		1,620,000			1,620,000
Stock price																$ 4.00		$ 4.00
Financing Costs																	943,000	$ 1,519,000	1,554,000			2,497,000
Stock Issued During Period, Shares, Issued for Services																							288,909
Stock Issued During Period, Value, Issued for Services																70,000	$ 341,000	706,000	1,309,000			1,545,000	$ 1,744,000
Outstanding options, intrinsic value																$ 0		$ 0				$ 3,300,000
Warrants issued																							444,059
Warrants and Rights Outstanding, Term																1 year 9 months 7 days		1 year 9 months 7 days				1 year 4 months 2 days
Fair Value Adjustment of Warrants																							$ 13,600,000
Volatility																		91.00%
Dividend rate																		0.00%
Weighted average risk-free interest rate																		4.72%
Compensation expense																		$ 2,133,000	1,965,000			$ 2,600,000	$ 1,500,000
Unvested compensation related to stock options																$ 0		0
Stock Issued During Period, Shares, Employee Benefit Plan																						252,779	1,498,010
Stock Issued During Period, Value, Employee Benefit Plan																						$ 1,700,000	$ 7,600,000
Unvested compensation expense																$ 2,855,000		$ 2,855,000				5,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value																						$ 1,500,000
Estimated market value																$ 6.24		$ 6.24				$ 6.20	$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																						252,779	1,498,010
Options exercisable price																$ 6.34		$ 6.34				$ 5.96
Common stock issuable shares																235,606		235,606				235,606
Common shares issued in the exercise of warrants, shares																2,052,802		2,052,802
Common shares issued in the exercise of warrants, shares																$ 6.06		$ 6.06				$ 9.18
Sale of convertible promissory notes													$ 250,000	$ 250,000
Fair value warrants													$ 76,000	$ 76,000				$ 76,000					$ 2,482,000
Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued in private offerings, shares																		220,550
Aggregate value of common stock																		$ 1,313,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																						$ 114,000	17,000
Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price									$ 5.90
Fair Value Adjustment of Warrants									$ 382,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term									5 years
Volatility									108.00%
Dividend rate									0.00%
Weighted average risk-free interest rate									25.00%
Compensation expense																						94,000	288,000
Unvested compensation related to stock options																						0
Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,179
Options vested				8,348
Vested exercise price				$ 5.90
Options vested				1,697
Options exercisable price				$ 8.84
Options vetsed fair value				$ 62,000
Geoffrey Andersen [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price		$ 8.84
Stock Issued During Period, Value, Issued for Services		$ 990,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		3 years
Volatility		183.00%
Dividend rate		0.00%
Weighted average risk-free interest rate		4.04%
Compensation expense		$ 83,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		169,650
Options vested		14,137
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award																					two-year
Salary and Wage, Excluding Cost of Good and Service Sold																					$ 250,000
Proceeds from Issuance or Sale of Equity		$ 5,000,000
Base salary		$ 325,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		16,965
Steven Handy [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense																						266,000	269,000
Steven Handy [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price						$ 8.84
Stock Issued During Period, Value, Issued for Services						$ 220,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						3 years
Volatility						108.00%
Dividend rate						0.00%
Weighted average risk-free interest rate						2.81%
Stock Issued During Period, Shares, Employee Benefit Plan						33,930
Base salary												$ 200,000
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold						$ 220,000
Severance payment						$ 100,000						$ 100,000
Mr. Destler [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price											$ 5.90
Sale of Stock, Price Per Share											$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term											7 years
Volatility											107.00%
Dividend rate											0.00%
Weighted average risk-free interest rate											1.34%
Compensation expense																						$ 1,700,000	$ 1,100,000
Stock Issued During Period, Shares, Employee Benefit Plan											1,357,200
Stock Issued During Period, Value, Employee Benefit Plan											$ 6,800,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date											Apr. 01, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number											28,275
2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																						1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																						7,179,362
2022 Stock Incentive Plan [Member] | Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding		8.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date		Dec. 08, 2027
2022 Stock Incentive Plan [Member] | Steven Handy [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price						$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period						5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period						2 years
2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized																						1,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																						0
2016 Equity Incentive Plan [Member] | Employement Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price												$ 5.90
Sale of Stock, Price Per Share												$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term												5 years
Volatility												106.00%
Dividend rate												0.00%
Weighted average risk-free interest rate												0.83%
Stock Issued During Period, Shares, Employee Benefit Plan												101,790
Stock Issued During Period, Value, Employee Benefit Plan										$ 462,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date												May 17, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number												8,483
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued in private offerings, shares																						0
Number of share granted							67,860
Fair value of shares granted in private offering							$ 600,000
Vesting conditions							The RSUs vest on the earliest of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $10 million
Unvested compensation																		224,000				$ 388,000
Share based payment options non vested																$ 25,000		$ 25,000				$ 362,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																						84,825
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number																16,965		16,965
Number of shares issued																		7,764
Number of share vested																		43,131
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued in private offerings, shares																				0
Number of share granted																				84,825
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Employees And Executives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share granted							67,860
Fair value of shares granted in private offering							$ 600,000
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share granted		16,965
Fair value of shares granted in private offering		$ 150,000
Vesting conditions		The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million.
Restricted Stock Units (RSUs) [Member] | 2022 Stock Incentive Plan [Member] | Geoffrey Andersen [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of share granted		16,965
Fair value of shares granted in private offering		$ 150,000
Vesting conditions		The RSUs vest on the earlier of twelve months from the date of grant, or a strategic transaction including the Company being acquired, an initial public offering, or a liquidity event more than $5 million
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Estimated market value																$ 4.00		$ 4.00				$ 8.00
Share-Based Payment Arrangement, Option [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																						8.06
Sale of Stock, Price Per Share																						$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																						3 years
Volatility																						111.00%
Dividend rate																						0.00%
Weighted average risk-free interest rate																						2.51%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																						235,813
Stock Issued During Period, Shares, Employee Benefit Plan																						25,448
Stock Issued During Period, Value, Employee Benefit Plan																						$ 306,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period																						5 years
Share-Based Payment Arrangement, Option [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price																							$ 13.76
Sale of Stock, Price Per Share																							$ 5.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																							5 years
Volatility																							115.00%
Dividend rate																							0.00%
Weighted average risk-free interest rate																							1.12%
Compensation expense																						$ 466,000	$ 61,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures																						16,965
Stock Issued During Period, Shares, Employee Benefit Plan																							37,500
Stock Issued During Period, Value, Employee Benefit Plan																							$ 310,000
Share-Based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term																							5 years 8 months 1 day
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate value of common stock																		$ 706,000				$ 1,500,000
Stock price			$ 8.84					$ 5.90
Stock Issued During Period, Shares, Issued for Services								13,572										84,221				174,739
Stock Issued During Period, Value, Issued for Services								$ 53,000
Sale of Stock, Price Per Share								$ 5.90
Other Expenses								$ 10,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			3 years					5 years
Volatility			111.00%					110.00%
Dividend rate			0.00%					0.00%
Weighted average risk-free interest rate			2.51%					0.90%
Sale of Stock, Number of Shares Issued in Transaction								13,572
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			13,572
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 80,000
Consultants [Member] | Advisory Board Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price									$ 5.90															$ 11.78	$ 11.78	$ 5.90
Number of warrant issued									33,930															33,930		33,930
Other Expenses									$ 5,000
Warrants and Rights Outstanding, Term									3 years															3 years		3 years
Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued in private offerings, shares																						282,522
Financing Costs																		$ 1,519,000
Common stock issuable shares																192,475		192,475
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 11.78	$ 8.84
Common shares issued in private offerings, shares																						183,223	881,332
Proceeds from Issuance of Private Placement																						$ 1,600,000	$ 5,200,000
Shares Issued, Price Per Share																						$ 8.84	$ 5.90
Class of Warrant or Right, Date from which Warrants or Rights Exercisable																						Dec. 31, 2023	Dec. 31, 2022
Warrants and Rights Outstanding																						$ 91,611
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																							$ 4.00
Stock price																							$ 4.00
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 8.84
Maximum [Member] | 2022 Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																						15,000,000
Maximum [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																											7,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 5.90
Minimum [Member] | 2016 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized																											1,000,000
Series A Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares desginated																						1
Preferred Stock, Shares Outstanding																						1
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price													$ 3.20	$ 3.20		$ 5.90		$ 5.90				$ 5.90
Proceeds from exercise of warrants																		$ 114,000
Number of warrant issued													21,206	21,206								264,315	1,218,506
Common shares issued in private offerings, shares																						264,315
Stock price													$ 4.00	$ 4.00
Outstanding options, intrinsic value																$ 10,000		$ 10,000				$ 143,000
Estimated market value																$ 4.00		$ 4.00				$ 8.00
Sale of Stock, Price Per Share																						8.84	$ 5.89
Common stock shares purchased																						11.78	$ 8.84
Warrants term modification																							The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021 to expire on December 31, 2022, and again on December 20, 2022, to expire on June 30, 2023.
Debt Conversion, Converted Instrument, Warrants or Options Issued															1,218,506
Common stock percentage amount													80.00%	80.00%	80.00%
Compensation expense																		$ 0	$ 80,000
Common shares issued in the exercise of warrants, shares																19,255		19,255
Warrants maturity date																Dec. 31, 2023		Dec. 31, 2023
Common shares issued in the exercise of warrants, shares																594,242		594,242
Common shares issued in the exercise of warrants, shares																$ 8.84		$ 8.84
Warrant [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 5.90
Warrants and Rights Outstanding																						$ 264,315
Proceeds from Issuance of Warrants																						$ 1,600,000
Warrant [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Percentage of warrants exercisable															115.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant issued																19,255		19,255
Common shares issued in private offerings, shares																	161,168		183,223			183,223
Aggregate value of common stock
Stock Issued During Period, Shares, Issued for Services																16,826	38,597	84,221	148,020			174,739	288,909
Stock Issued During Period, Value, Issued for Services
Common shares issued with convertible notes, shares																82,500		220,550
Fair value warrants
Common Stock [Member] | Senior Convertible Note Holders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares issued in private offerings, shares	106,736				69,049
Aggregate value of common stock	$ 944,000				$ 609,000													$ 1,519,000				$ 2,500,000
Stock price	$ 8.84				$ 8.84																	$ 8.84
Financing Costs																						$ 2,500,000
Common shares issued with convertible notes, shares																		379,975
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price																						$ 5.90